Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of revenue disaggregated by service

The following table presents the Company’s revenues disaggregated by service lines for the years ended December 31, 2021, 2022 and 2023:

		For the year ended December 31,
	2021	2022	2023	2023
	SGD	SGD	SGD	USD
Operating revenues
- Brokerage services
Independent Third Parties	3,475,750	3,069,160	2,806,930	2,127,590
Related Parties	255,836	2,900	11,000	8,338
	3,731,586	3,072,060	2,817,930	2,135,928
- Property Management
Independent Third Parties	-	-	846,726	641,799
	-	-	846,726	641,799
- Emerging and other services
Independent Third Parties	650,097	970,376	828,509	627,991
Related Parties	-	2,983,156	511,328	387,575
	650,097	3,953,532	1,339,837	1,015,566

Total operating revenues	4,381,683	7,025,592	5,004,493	3,793,293